Consolidated Balance Sheets	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)
Current assets:
Cash and cash equivalents (including cash of VIE of RMB18,397,974 as of March 31, 2015 )	$ 38,410,009	¥ 247,667,737	¥ 240,295,371
Accounts receivable, net (including accounts receivable, net of VIE of RMB23,145,899 as of March 31, 2015 )	7,839,956	50,552,034	48,150,046
Receivable due from shareholder	1,550,868	10,000,000
Prepaid expenses and other current assets (including prepaid expenses and other current assets of VIE of RMB5,228,560 as of March 31, 2015 )	1,850,534	11,932,244	24,505,249
Total current assets	49,651,367	320,152,015	312,950,666
Long-term investments (including long-term investments of VIE of RMB35,729,848 as of March 31, 2015)	7,860,708	50,685,846	35,729,848
Property and equipment, net (including property and equipment, net of VIE of RMB562,021 as of March 31, 2015)	8,875,578	57,229,727	62,720,375
Goodwill	4,809,538	31,011,902	31,011,902
Intangible assets, net	116,454	750,895	943,769
Other assets (including other assets of VIE of RMB 8,171,895 as of March 31, 2015)	1,648,689	10,630,745	11,887,740
Total assets	72,962,334	470,461,130	455,244,300
Current liabilities:
Accrued expenses and other payables (including accrued expenses and other payables of VIE without recourse to ATA Inc. of RMB15,011,489 as of March 31, 2015)	8,954,657	57,739,627	54,415,425
Deferred revenues (including deferred revenues of VIE without recourse to ATA Inc. of RMB731,490 as of March 31, 2015)	2,576,328	16,612,164	21,742,735
Total current liabilities	11,530,985	74,351,791	76,158,160
Deferred revenues	291,369	1,878,751	1,763,732
Total liabilities	11,822,354	76,230,542	77,921,892
Shareholders' equity:
Common shares: Par value USD 0.01, authorized: 500,000,000 shares, Issued: 46,490,940 and 46,439,706 shares as of March 31, 2015 and 2016, respectively, Outstanding: 45,460,582 and 45,734,348 shares as of March 31, 2015 and 2016, respectively	547,566	3,530,704	3,513,718
Treasury shares-585,358 and 585,358 common shares as of March 31, 2015 and 2016, respectively, at cost	(4,301,655)	(27,737,073)	(8,201,045)
Additional paid-in capital	61,395,205	395,876,282	387,502,800
Accumulated other comprehensive loss	(3,904,176)	(25,174,129)	(27,176,682)
Retained earnings	7,403,040	47,734,804	21,683,617
Total shareholders' equity	$ 61,139,980	¥ 394,230,588	¥ 377,322,408
Commitments and contingencies
Total liabilities and shareholders' equity	$ 72,962,334	¥ 470,461,130	¥ 455,244,300